FINANCIAL OBLIGATIONS - Reconciliation of movements of liabilities to cash flows arising from financing activities (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	$ 62,887,204	$ 74,093,085	$ 66,012,948
Cash flows from financing activities:
Dividends paid to shareholders	(766,537)	(414,267)	(1,230,841)
Dividends paid to non-controlling interest	(915,933)	(615,177)	(913,356)
Issuance of debt securities (excluding interest issuance of debt securities)	2,609,994	695,136	2,932,471
Interest issuance of debt securities			(1,191)
Payment of outstanding debt securities	(4,072,742)	(7,837,898)	(1,631,318)
Leases	(391,667)	(383,472)	(472,084)
Redemption of preferred shares			(29,751)
Equity transaction		(15,014)	120
Net cash used in financing activities	(3,536,885)	(8,570,692)	(1,345,950)
Cash flows from operating activities:
Accrued interest	2,422,386	2,296,741	1,804,269
Interest paid	(2,373,782)	(2,255,911)	(1,759,103)
Other changes	(2,672,730)	3,042,893	3,547,822
Total liabilities related to other changes	(2,624,126)	3,083,723	3,592,988
Total equity related to other changes	2,086,000	(5,718,912)	5,833,099
Balance at end of period	58,812,193	62,887,204	74,093,085
Subscribed and paid-in capital
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	23,744	22,281	22,281
Cash flows from operating activities:
Other changes		1,463
Total liabilities related to other changes		1,463
Balance at end of period	23,744	23,744	22,281
Additional paid - in capital
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	9,571,374	8,490,799	8,470,870
Cash flows from financing activities:
Equity transaction		7,280
Net cash used in financing activities		7,280
Cash flows from operating activities:
Other changes		1,082,307
Total liabilities related to other changes		1,082,307
Total equity related to other changes		(9,012)	19,929
Balance at end of period	9,571,374	9,571,374	8,490,799
Retained earnings [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	8,018,417	13,383,387	11,302,134
Cash flows from operating activities:
Other changes	(982,868)	(1,193,728)	(1,203,000)
Total liabilities related to other changes	(982,868)	(1,193,728)	(1,203,000)
Total equity related to other changes	696,224	(4,171,242)	3,284,253
Balance at end of period	7,731,773	8,018,417	13,383,387
Non-controlling interest
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	14,354,689	16,457,994	14,782,259
Cash flows from financing activities:
Redemption of preferred shares			(29,751)
Equity transaction		(22,294)	120
Net cash used in financing activities		(22,294)	(29,631)
Cash flows from operating activities:
Other changes	(1,006,721)	(542,353)	(823,551)
Total liabilities related to other changes	(1,006,721)	(542,353)	(823,551)
Total equity related to other changes	1,389,776	(1,538,658)	2,528,917
Balance at end of period	14,737,744	14,354,689	16,457,994
Dividends Payable [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	220,815	598,534	648,874
Cash flows from financing activities:
Dividends paid to shareholders	(766,537)	(414,267)	(1,230,841)
Dividends paid to non-controlling interest	(915,933)	(615,177)	(913,356)
Net cash used in financing activities	(1,682,470)	(1,029,444)	(2,144,197)
Cash flows from operating activities:
Other changes	1,989,639	651,725	2,093,857
Total liabilities related to other changes	1,989,639	651,725	2,093,857
Balance at end of period	527,984	220,815	598,534
Bonds issued [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	28,362,221	32,257,933	27,760,797
Cash flows from financing activities:
Issuance of debt securities (excluding interest issuance of debt securities)	2,609,994	695,136	2,932,471
Interest issuance of debt securities			(1,191)
Payment of outstanding debt securities	(4,072,742)	(7,837,898)	(1,631,318)
Net cash used in financing activities	(1,462,748)	(7,142,762)	1,299,962
Cash flows from operating activities:
Accrued interest	2,212,345	2,147,935	1,631,055
Interest paid	(2,171,231)	(2,109,636)	(1,590,137)
Other changes	(3,512,761)	3,208,751	3,156,256
Total liabilities related to other changes	(3,471,647)	3,247,050	3,197,174
Balance at end of period	23,427,826	28,362,221	32,257,933
Lease liabilities [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	2,335,944	2,882,157	3,025,733
Cash flows from financing activities:
Leases	(391,667)	(383,472)	(472,084)
Net cash used in financing activities	(391,667)	(383,472)	(472,084)
Cash flows from operating activities:
Accrued interest	210,041	148,806	173,214
Interest paid	(202,551)	(146,275)	(168,966)
Other changes	839,981	(165,272)	324,260
Total liabilities related to other changes	847,471	(162,741)	328,508
Balance at end of period	$ 2,791,748	$ 2,335,944	$ 2,882,157